Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2022
Related Party Balances and Transactions
Related Party Balances and Transactions

Note 11 - Related Party Balances and Transactions

Due from a related party

In October 2021, an aggregated of $9,852,517 (RMB65,991,404) funds was transferred to an Entrusted Bank Account under Mr. Zhengyu Wang, the Chairman and previous CEO of the Company, for general business-related purpose. Both the fund balance of $9,852,517 (or RMB65,991,404) and the related banking interest of $137,816 (or RMB923,079) were transferred back to the Company by April 6, 2022 and the funds was under full custody and control by the Company’s treasurer during the above period.

Due to related parties

The balances due to related parties were as follows:

	December 31,	December 31,
	2022	2021
Mr. Hengwei Chen and his affiliates *	$-	$902,141
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman and previous CEO of the Company until December 6, 2019	857,746	806,556
Mr. Wangfeng Yan, the CEO of the Company since December 7, 2019 and his affiliates	189,766	138,724
Total	$1,047,512	$1,847,421

*Mr. Hengwei Chen was the former general manager of Shangchi Automobile (formerly known as Suzhou E-Motors). The Company acquired 70% equity interest in Shangchi Automobile and issued 2,500,000 restricted shares of Tantech’s common stock the Henglong Chen in connection with the acquisition of Shangchi Automobile. As of December 31, 2021, the amount due to Mr. Hengwei Chen and his affiliates were $902,141. Mr. Hengwei is no longer considered as a related party and the amount due to Mr. Mr. Hengwei is recorded in the accrued liabilities as of December 31, 2022 (See Note 12).

As of December 31, 2022 2021, the Company borrowed $857,746 and $806,556 from Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman and previous CEO of the Company, for working capital purpose.

Mr. Wangfeng Yan, the CEO of the Company, and his affiliates, also made advances to the Company. The balance due to Mr. Wangfeng Yan and his affiliates was $189,766 and $138,724 as of December 31 2021, respectively. All balances of due to the related parties were unsecured, interest-free and due upon demand.

Disposal of fixed asset to related party

On July 29, 2021, Tantech Bamboo entered into a sales agreement with Xigema Holding Hangzhou Co., Ltd. (“Xigema”) to sale part of its real property for an amount of approximately $0.8 million (RMB4,923,564). Xigema is controlled by Aihong Wang, who is a relative of Mr. Zhengyu Wang.

Lease arrangement with related party

On July 6, 2020, Tantech Bamboo signed a lease agreement with Zhejiang Forasen Food Co., Ltd. (“Forasen Food”) to lease part of its production facilities of approximately 1,914 square meters to Forasen Food for ten years with monthly rent of approximately $5,900 (RMB38,280). Forasen Food is controlled by Ms. Yefang Zhang who is the director of the Company. For the year ended December 31, 2021, the Company recorded rent income of $68,540 from Forasen Food. This lease agreement was terminated on July 13, 2021.

On July 13, 2021, Tantech Bamboo signed a lease agreement with Zhejiang Nongmi Food Co., Ltd. (“Nongmi Food”) to lease part of its production facilities of approximately 1,180 square meters to Nongmi Food for ten years with monthly rent of approximately $2,300 (RMB15,338). Nongmi Food is controlled by Ms. Yefang Zhang who is the director of the Company. For the years ended December 31, 2022 and 2021, the Company recorded rent income of $23,001   and $13,086 from Nongmi Food.

On July 13, 2021, Tantech Bamboo signed a lease agreement with Zhejiang Nongmi Biotechnology Co., Ltd. (“Nongmi Biotechnology”) to lease part of its production facilities of approximately 1,914 square meters to Nongmi Biotechnology for ten years with monthly rent of approximately $5,700 (RMB38,280). Nongmi Biotechnology is controlled by Ms. Yefang Zhang who is the director of the Company. For the years ended December 31, 2022 and 2021, the Company recorded rent income of $66,038 and $36,332 from Nongmi Biotechnology.

Guaranty provided by related parties

The Company’s major shareholder Mr. Zhengyu Wang, his wife Ms. Yefang Zhang and his relative Ms. Aihong Wang, as well as related party entities controlled by Mr. Wang, and LJC the company controlled by the CEO, Mr. Wangfeng Yan provided guarantees to the Company’s bank loans (See Note 10).

Guaranty provided for related parties

In July 2020, Tantech Bamboo provided a guarantee with Bank of China Lishui Branch for Forasen Food for maximum amount of approximately $1.5 million (RMB10 million) by pledging certain land and building as the collateral for the loan. The guarantee will expire on July 8, 2023. Forasen Food is controlled by Ms. Yefang Zhang who is the Company’s director.